Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Future minimum lease payments required under our leasing arrangements
Future minimum lease payments required under our operating leases at December 31, 2015 were approximately as follows:

	2016	2017	2018	2019	2020	Thereafter
Future minimum lease payments	$27.1	$20.0	$14.0	$9.2	$7.8	$13.1